Allowance for credit losses - Troubled debt restructurings loan count by type of modification (Details) - loans	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable
Loan count	2,373	2,103
Reduction in interest rate
Financing Receivable
Loan count	372	1,025
Extension of maturity date
Financing Receivable
Loan count	313	177
Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1,604	340
Other
Financing Receivable
Loan count	84	561
Construction
Financing Receivable
Loan count		1
Construction | Reduction in interest rate
Financing Receivable
Loan count		0
Construction | Extension of maturity date
Financing Receivable
Loan count		1
Construction | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count		0
Construction | Other
Financing Receivable
Loan count		0
Mortgages
Financing Receivable
Loan count	1,774	813
Mortgages | Reduction in interest rate
Financing Receivable
Loan count	39	3
Mortgages | Extension of maturity date
Financing Receivable
Loan count	140	68
Mortgages | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1,590	331
Mortgages | Other
Financing Receivable
Loan count	5	411
Commercial | Commercial multi-family
Financing Receivable
Loan count	2	2
Commercial | Commercial multi-family | Reduction in interest rate
Financing Receivable
Loan count	0	0
Commercial | Commercial multi-family | Extension of maturity date
Financing Receivable
Loan count	1	2
Commercial | Commercial multi-family | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1	0
Commercial | Commercial multi-family | Other
Financing Receivable
Loan count	0	0
Commercial | CRE non-owner occupied
Financing Receivable
Loan count	12	13
Commercial | CRE non-owner occupied | Reduction in interest rate
Financing Receivable
Loan count	0	2
Commercial | CRE non-owner occupied | Extension of maturity date
Financing Receivable
Loan count	11	10
Commercial | CRE non-owner occupied | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1	0
Commercial | CRE non-owner occupied | Other
Financing Receivable
Loan count	0	1
Commercial | CRE owner occupied
Financing Receivable
Loan count	43	37
Commercial | CRE owner occupied | Reduction in interest rate
Financing Receivable
Loan count	4	0
Commercial | CRE owner occupied | Extension of maturity date
Financing Receivable
Loan count	23	37
Commercial | CRE owner occupied | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	4	0
Commercial | CRE owner occupied | Other
Financing Receivable
Loan count	12	0
Commercial | Commercial and Industrial
Financing Receivable
Loan count	39	53
Commercial | Commercial and Industrial | Reduction in interest rate
Financing Receivable
Loan count	5	3
Commercial | Commercial and Industrial | Extension of maturity date
Financing Receivable
Loan count	13	50
Commercial | Commercial and Industrial | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	0	0
Commercial | Commercial and Industrial | Other
Financing Receivable
Loan count	21	0
Consumer | Credit card
Financing Receivable
Loan count	178	752
Consumer | Credit card | Reduction in interest rate
Financing Receivable
Loan count	134	659
Consumer | Credit card | Extension of maturity date
Financing Receivable
Loan count	0	0
Consumer | Credit card | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1	0
Consumer | Credit card | Other
Financing Receivable
Loan count	43	93
Consumer | Home equity lines of credit
Financing Receivable
Loan count	2	3
Consumer | Home equity lines of credit | Reduction in interest rate
Financing Receivable
Loan count	0	0
Consumer | Home equity lines of credit | Extension of maturity date
Financing Receivable
Loan count	1	2
Consumer | Home equity lines of credit | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1	1
Consumer | Home equity lines of credit | Other
Financing Receivable
Loan count	0	0
Consumer | Personal loans
Financing Receivable
Loan count	303	362
Consumer | Personal loans | Reduction in interest rate
Financing Receivable
Loan count	183	355
Consumer | Personal loans | Extension of maturity date
Financing Receivable
Loan count	117	5
Consumer | Personal loans | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	1	1
Consumer | Personal loans | Other
Financing Receivable
Loan count	2	1
Consumer | Auto Loan
Financing Receivable
Loan count	10	42
Consumer | Auto Loan | Reduction in interest rate
Financing Receivable
Loan count	0	0
Consumer | Auto Loan | Extension of maturity date
Financing Receivable
Loan count	7	2
Consumer | Auto Loan | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	3	2
Consumer | Auto Loan | Other
Financing Receivable
Loan count	0	38
Consumer | Other
Financing Receivable
Loan count	8	3
Consumer | Other | Reduction in interest rate
Financing Receivable
Loan count	7	3
Consumer | Other | Extension of maturity date
Financing Receivable
Loan count	0	0
Consumer | Other | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	0	0
Consumer | Other | Other
Financing Receivable
Loan count	1	0
Leasing
Financing Receivable
Loan count	2	22
Leasing | Reduction in interest rate
Financing Receivable
Loan count	0	0
Leasing | Extension of maturity date
Financing Receivable
Loan count	0	0
Leasing | Combination of reduction in interest rate and extension of maturity date
Financing Receivable
Loan count	2	5
Leasing | Other
Financing Receivable
Loan count	0	17